Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	XPEL, INC.
Amendment Flag	false
Entity Central Index Key	0001767258
Soliciting Material	false
City Area Code	(210)
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XPEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Local Phone Number	678-3700
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38858
Entity Tax Identification Number	20-1117381
Entity Address, Postal Zip Code	78215
Entity Address, Address Line One	711 Broadway, Suite 320
Entity Address, State or Province	TX
Entity Address, City or Town	San Antonio
Document Information [Line Items]
Document Period End Date	Jul. 30, 2026